Fair Value Measurement (Details) - Schedule of financial assets and liabilities that are carried at fair value on a recurring basis - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Liabilities:
Foreign exchange forward contracts fair value	$ 1,543,000	$ (1,516,000)
Level 2 [Member]
Assets:
Foreign exchange forward contracts not designated as hedging instruments	164,000	159,000
Foreign exchange forward contracts designated as hedging instruments	2,087,000	3,000
Liabilities:
Foreign exchange forward contracts not designated as hedging instruments	(51,000)	(38,000)
Foreign exchange forward contracts designated as hedging instruments	(657,000)	(1,640,000)
Contingent consideration	0
Foreign exchange forward contracts fair value	1,543,000	(1,516,000)
Level 3 [Member]
Assets:
Foreign exchange forward contracts not designated as hedging instruments	0	0
Foreign exchange forward contracts designated as hedging instruments	0	0
Liabilities:
Foreign exchange forward contracts not designated as hedging instruments	0	0
Foreign exchange forward contracts designated as hedging instruments	0	0
Convertible notes	7,018,000	1,894,000
Contingent consideration	18,603,000	38,341,000
Foreign exchange forward contracts fair value	(11,585,000)	(36,447,000)
Fair Value, Inputs, Level 1
Liabilities:
Contingent consideration	$ 2,000,000	$ 2,800,000